UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment |_|; Amendment Number:

Institutional Investment Manager Filing this Report:

Name:    Heitman LLC
Address: 191 North Wacker Drive
         Suite 2500
         Chicago, IL  60606

Form 13F File Number: 28-12002

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nancy B. Lynn
Title:   Vice President
Phone:   312-849-4153

Signature, Place and Date of Signing:

/s/ Nancy B. Lynn                          Chicago, IL       July 23, 2008
------------------------------------      -------------      -------------
[Signature]                               [City, State]      [Date]

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|X| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number             Name

28-04321                         Heitman Real Estate Securities LLC
28-01190                         Frank Russell Company
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.              Form 13F File Number           Name

NONE